Condensed consolidating financial information - Condensed Consolidated Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Intangible assets	£ 117,785	£ 12,117	£ 10,436
Property, plant and equipment	4,882	3,661	3,021
Investments in associates and joint ventures	1,577	9,507
Retirement benefit assets	1,123	455
Deferred tax assets	317	436
Trade and other receivables	756	599
Available-for-sale investments	42	43
Derivative financial instruments	590	596
Total non-current assets	127,072	27,414
Inventories	5,864	5,793
Income tax receivable	460	69
Trade and other receivables	4,053	3,884
Available-for-sale investments	65	15
Derivative financial instruments	228	375
Cash and cash equivalents	3,291	2,204
Total current assets other than non-current assets classified as held for sale	13,961	12,340
Assets classified as held-for-sale	5	19
Total current assets	13,966	12,359
Total assets	141,038	39,773
Equity - Capital and reserves
Share capital	614	507
Share premium, capital redemption and merger reserves	26,602	3,931
Other reserves	(3,395)	413
Retained earnings	36,983	3,331
Owners of the parent	60,804	8,182
Non-controlling interests	222	224
Total equity	61,026	8,406	£ 5,032	£ 5,814
Liabilities
Borrowings	44,027	16,488
Retirement benefit liabilities	1,821	826
Deferred tax liabilities	17,129	652
Other provisions for liabilities	354	386
Trade and other payables	1,058	1,040
Derivative financial instruments	79	119
Total non-current liabilities	64,468	19,511
Borrowings	5,423	3,007
Income tax payable	720	558
Other provisions for liabilities	399	407
Trade and other payables	8,847	7,335
Derivative financial instruments	155	549
Total current liabilities	15,544	11,856
Total equity and liabilities	141,038	39,773
BAT p.l.c., Parent guarantor
Assets
Investments in subsidiaries	58,300	7,667
Total non-current assets	58,300	7,667
Trade and other receivables	7,365	7,289
Cash and cash equivalents	5	5
Total current assets other than non-current assets classified as held for sale	7,370	7,294
Total current assets	7,370	7,294
Total assets	65,670	14,961
Equity - Capital and reserves
Share capital	614	507
Share premium, capital redemption and merger reserves	22,939	268
Other reserves	805	(362)
Retained earnings	36,556	10,829
Owners of the parent	60,914	11,242
Total equity	60,914	11,242
Liabilities
Borrowings	1,571
Trade and other payables	8	8
Total non-current liabilities	1,579	8
Borrowings	2,058	3,621
Trade and other payables	1,119	90
Total current liabilities	3,177	3,711
Total equity and liabilities	65,670	14,961
RJRT, Issuer (LB)
Assets
Intangible assets	2,780
Property, plant and equipment	677
Investments in subsidiaries	17,217
Deferred tax assets	306
Trade and other receivables	23
Total non-current assets	21,003
Inventories	721
Cash and cash equivalents	2
Total current assets other than non-current assets classified as held for sale	723
Total current assets	723
Total assets	21,726
Equity - Capital and reserves
Share capital	14,070
Other reserves	(25)
Retained earnings	5,170
Owners of the parent	19,215
Total equity	19,215
Liabilities
Borrowings	186
Retirement benefit liabilities	926
Other provisions for liabilities	1
Trade and other payables	18
Total non-current liabilities	1,131
Borrowings	40
Income tax payable	23
Other provisions for liabilities	4
Trade and other payables	1,313
Total current liabilities	1,380
Total equity and liabilities	21,726
RAI, Issuer (RB), Subsidiary guarantor (LB)
Assets
Property, plant and equipment	2
Investments in subsidiaries	29,165
Deferred tax assets	16
Trade and other receivables	860
Total non-current assets	30,043
Income tax receivable	339
Trade and other receivables	571
Cash and cash equivalents	2
Total current assets other than non-current assets classified as held for sale	912
Total current assets	912
Total assets	30,955
Equity - Capital and reserves
Share capital	13,509
Other reserves	(24)
Retained earnings	6,276
Owners of the parent	19,761
Total equity	19,761
Liabilities
Borrowings	8,212
Retirement benefit liabilities	42
Trade and other payables	102
Total non-current liabilities	8,356
Borrowings	1,009
Trade and other payables	1,829
Total current liabilities	2,838
Total equity and liabilities	30,955
RJRTH, Subsidiary guarantor (LB & RB)
Assets
Intangible assets	7,284
Investments in subsidiaries	18,972
Deferred tax assets	4
Trade and other receivables	42
Total non-current assets	26,302
Trade and other receivables	9
Total current assets other than non-current assets classified as held for sale	9
Total current assets	9
Total assets	26,311
Equity - Capital and reserves
Share capital	21,260
Other reserves	(24)
Retained earnings	5,055
Owners of the parent	26,291
Total equity	26,291
Liabilities
Retirement benefit liabilities	20
Total non-current liabilities	20
Total equity and liabilities	26,311
All other companies, Non-guarantor subsidiaries
Assets
Intangible assets	107,722	12,117
Property, plant and equipment	4,204	3,661
Investments in associates and joint ventures	1,577	9,507
Retirement benefit assets	1,123	455
Deferred tax assets	(9)	436
Trade and other receivables	826	599
Available-for-sale investments	42	43
Derivative financial instruments	590	596
Total non-current assets	116,075	27,414
Inventories	5,144	5,793
Income tax receivable	121	69
Trade and other receivables	5,725	3,884
Available-for-sale investments	65	15
Derivative financial instruments	228	375
Cash and cash equivalents	3,287	2,204
Total current assets other than non-current assets classified as held for sale	14,570	12,340
Assets classified as held-for-sale	5	19
Total current assets	14,575	12,359
Total assets	130,650	39,773
Equity - Capital and reserves
Share capital	1,297	507
Share premium, capital redemption and merger reserves	26,602	3,931
Other reserves	(3,395)	413
Retained earnings	37,409	3,351
Owners of the parent	61,913	8,202
Non-controlling interests	222	224
Total equity	62,135	8,426
Liabilities
Borrowings	35,629	16,488
Retirement benefit liabilities	833	826
Deferred tax liabilities	17,129	652
Other provisions for liabilities	353	386
Trade and other payables	1,933	1,040
Derivative financial instruments	79	119
Total non-current liabilities	55,956	19,511
Borrowings	4,374	3,007
Income tax payable	698	558
Other provisions for liabilities	395	407
Trade and other payables	6,937	7,315
Derivative financial instruments	155	549
Total current liabilities	12,559	11,836
Total equity and liabilities	130,650	39,773
Eliminations
Assets
Intangible assets	(1)
Property, plant and equipment	(1)
Investments in subsidiaries	(123,654)	(7,667)
Trade and other receivables	(995)
Total non-current assets	(124,651)	(7,667)
Inventories	(1)
Trade and other receivables	(9,617)	(7,289)
Cash and cash equivalents	(5)	(5)
Total current assets other than non-current assets classified as held for sale	(9,623)	(7,294)
Total current assets	(9,623)	(7,294)
Total assets	(134,274)	(14,961)
Equity - Capital and reserves
Share capital	(50,136)	(507)
Share premium, capital redemption and merger reserves	(22,939)	(268)
Other reserves	(732)	362
Retained earnings	(53,483)	(10,849)
Owners of the parent	(127,290)	(11,262)
Total equity	(127,290)	(11,262)
Liabilities
Borrowings	(1,571)
Trade and other payables	(1,003)	(8)
Total non-current liabilities	(2,574)	(8)
Borrowings	(2,058)	(3,621)
Income tax payable	(1)
Trade and other payables	(2,351)	(70)
Total current liabilities	(4,410)	(3,691)
Total equity and liabilities	£ (134,274)	£ (14,961)